Related Party Transactions - Disclosure Of Information About Key Management Personnel (Detail) - EUR (€) € in Thousands		12 Months Ended
	Mar. 12, 2020	Dec. 31, 2021
Disclosure Of Information About Key Management Personnel [Abstract]
Short term employee benefits	€ 5,301	€ 5,848
Post-employment pension and medical benefits	75	35
Key management personnel compensation	€ 5,376	€ 5,884